SHORT - TERM DEBT AND LONG-TERM DEBT (Narrative - Short-term debt) (Details) - USD ($) $ in Thousands	1 Months Ended										2 Months Ended	3 Months Ended	9 Months Ended	12 Months Ended
	Apr. 30, 2020	Feb. 28, 2019	Oct. 31, 2018	Sep. 30, 2018	Aug. 31, 2018	Jun. 30, 2018	May 31, 2018	Feb. 28, 2018	Jan. 31, 2018	Jun. 30, 2017	May 31, 2018	Mar. 31, 2019	Dec. 31, 2018	Dec. 31, 2018	Dec. 31, 2017	Jan. 01, 2019	Aug. 31, 2017
SHORT-TERM DEBT [Line Items]
Face amount of debt			$ 291	$ 17,787	$ 872				$ 6,109								$ 12,296
Debt Instrument, Term		1 year
Debt Instrument bear an annual interest rate				The loans all bear an annual interest rate of 10.8% and have a period of one month.	The loan bears an annual interest rate of 10.8% and have a period of six months.			The loan bears an annual interest rate of 130.0% over the one-year loan interest rate quoted by the People’s Bank of China and has a loan period of one year.
Debt Instrument, Interest Rate, Stated Percentage												8.50%
Debt Instrument, Face Amount			291	$ 17,787	$ 872				$ 6,109								$ 12,296
Debt bear annual interest rate				10.80%	10.80%				10.00%
Repayments of a Third Party Individual Debt			$ 291			$ 17,496
Line of Credit Facility Debt Instrument Bear Annual Interest Rate			10.80%
Scenario, Forecast [Member]
SHORT-TERM DEBT [Line Items]
Face amount of debt																$ 23,000
Debt Instrument, Description of Variable Rate Basis	LIBOR rate plus 1.2%
Debt Instrument, Face Amount																$ 23,000
Bank of Shanghai [Member]
SHORT-TERM DEBT [Line Items]
Face amount of debt							$ 11,636	$ 10,181			$ 11,636
Debt Instrument Annual Interest Rate as Percentage of One Year Loan							140.00%	130.00%			140.00%
Debt Instrument, Term						1 year					1 year		1 year
Debt Instrument bear an annual interest rate														The loans bear an annual interest rates ranging from 137.9% to 149.4% of the one year loan interest rate quoted by the People’s Bank of China and have loan periods ranging from eight to eleven months.
Debt Instrument, Face Amount							$ 11,636	$ 10,181			$ 11,636
East West Bank [Member]
SHORT-TERM DEBT [Line Items]
Face amount of debt													$ 27,000	$ 27,000
Debt Instrument, Description of Variable Rate Basis														LIBOR rate plus 1.2%
Repayments of Debt														$ 12,000
Debt Instrument, Face Amount													$ 27,000	$ 27,000
Repayments of Bank Debt										$ 10,000
Bank of Beijing [Member]
SHORT-TERM DEBT [Line Items]
Face amount of debt						$ 20,798
Debt Instrument, Term								1 year
Debt Instrument, Face Amount						$ 20,798
People bank of china [Member]
SHORT-TERM DEBT [Line Items]
Debt Instrument bear an annual interest rate							Both loans bear an annual interest rate of 140.0% over the one-year loan interest rate quoted by the People’s Bank of China and have a loan period of one year.
Repayments of Debt											$ 7,272
Third Party [Member]
SHORT-TERM DEBT [Line Items]
Face amount of debt								$ 787
Debt Instrument, Interest Rate, Stated Percentage								9.00%
Debt Instrument, Face Amount								$ 787
Subsequent Event [Member] | Bank of Beijing [Member]
SHORT-TERM DEBT [Line Items]
Repayments of a Third Party Individual Debt												$ 14,544
Minimum [Member]
SHORT-TERM DEBT [Line Items]
Debt instrument additional interest rate						0.05%
Minimum [Member] | Bank of Shanghai [Member]
SHORT-TERM DEBT [Line Items]
Debt Instrument Annual Interest Rate as Percentage of One Year Loan																	137.90%
Maximum [Member]
SHORT-TERM DEBT [Line Items]
Debt instrument additional interest rate						1.355%
Maximum [Member] | Bank of Shanghai [Member]
SHORT-TERM DEBT [Line Items]
Debt Instrument Annual Interest Rate as Percentage of One Year Loan																	149.40%
Short Term Loan Agreement With East West Bank [Member]
SHORT-TERM DEBT [Line Items]
Reclassed From Short Term Debt as Long Term Debt															$ 20,000